Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at banks	$ 185,879	$ 201,040
Cash on vessels	1,632	1,263
Total cash	187,511	$ 202,303	$ 593,652	$ 186,462
Cash equivalents	$ 20,000